EQUITY: (Details 1) ₪ in Thousands, $ in Thousands		1 Months Ended
		Dec. 31, 2017 USD ($) shares $ / shares	Oct. 31, 2017 USD ($) shares $ / shares	Jul. 31, 2017 USD ($) shares $ / shares	Jun. 30, 2017 USD ($) shares $ / shares	Jul. 31, 2016 USD ($) shares $ / shares	Jun. 30, 2016 USD ($) shares $ / shares	Apr. 30, 2016 USD ($) shares $ / shares	Mar. 31, 2016 USD ($) shares $ / shares	Jan. 31, 2015 ILS (₪) shares ₪ / shares
Stock Option 1 [Member]
Number of options granted										60,000
Exercise price per option (in dollars per share) | ₪ / shares										27.93
Fair value on grant date | ₪										₪ 600
Expiration date										Jan. 01, 2021
Stock Option 2 [Member]
Number of options granted									44,000
Exercise price per option (in dollars per share) | $ / shares									3.865
Fair value on grant date | $									$ 130
Expiration date									Mar. 10, 2026
Stock Option 3 [Member]
Number of options granted									176,705
Exercise price per option (in dollars per share) | $ / shares									4.14
Fair value on grant date | $									$ 474
Expiration date									Mar. 27, 2026
Stock Option 4 [Member]
Number of options granted	[1]							45,000
Exercise price per option (in dollars per share) | $ / shares								6.00
Fair value on grant date | $								$ 84
Expiration date								Apr. 21, 2026
Stock Option 5 [Member]
Number of options granted	[1]						67,500
Exercise price per option (in dollars per share) | $ / shares							6.00
Fair value on grant date | $							$ 121
Expiration date							May 22, 2026
Stock Option 6 [Member]
Number of options granted	[1]						68,250
Exercise price per option (in dollars per share) | $ / shares							3.46
Fair value on grant date | $							$ 153
Expiration date							May 22, 2026
Stock Option 7 [Member]
Number of options granted	[1]					224,478
Exercise price per option (in dollars per share) | $ / shares						3.526
Fair value on grant date | $						$ 408
Expiration date						May 15, 2026
Stock Option 8 [Member]
Number of options granted						180,000
Exercise price per option (in dollars per share) | $ / shares						4.466
Fair value on grant date | $						$ 472
Expiration date						Jul. 25, 2026
Stock Option 9 [Member]
Number of options granted	[1]				185,000
Exercise price per option (in dollars per share) | $ / shares					5.32
Fair value on grant date | $					$ 618
Expiration date					Apr. 10, 2027
Stock Option 10 [Member]
Number of options granted				230,500
Exercise price per option (in dollars per share) | $ / shares				5.46
Fair value on grant date | $				$ 590
Expiration date				Jul. 05, 2024
Stock Option 11 [Member]
Number of options granted			35,000
Exercise price per option (in dollars per share) | $ / shares			7.44
Fair value on grant date | $			$ 92
Expiration date			Sep. 25, 2024
Stock Option 12 [Member]
Number of options granted			60,000
Exercise price per option (in dollars per share) | $ / shares			8.56
Fair value on grant date | $			$ 202
Expiration date			Oct. 23, 2027
Stock Option 13 [Member]
Number of options granted		140,000
Exercise price per option (in dollars per share) | $ / shares		8.56
Fair value on grant date | $		$ 201
Expiration date		Dec. 11, 2027
Stock Option 14 [Member]
Number of options granted		130,000
Exercise price per option (in dollars per share) | $ / shares		7.44
Fair value on grant date | $		$ 47
Expiration date		Dec. 12, 2024
Stock Option 15 [Member]
Number of options granted	[1]	380,000
Exercise price per option (in dollars per share) | $ / shares		6.70
Fair value on grant date | $		$ 682
Expiration date		Dec. 11, 2027

[1]	Granted to related parties (as defined in IAS 24R, see note 19).